J.P. Morgan Mortgage Trust 2021-LTV2 ABS-15G

Exhibit 99.16

ATR QM Data Fields
Loans in Report: 3

Client Loan Number	Seller Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXX	302858422	QM: Safe Harbor	No	Yes
XXXXXXXXXX	302851630	QM: Safe Harbor	No	Yes
XXXXXXXXXX	302907305	QM: Safe Harbor	No	Yes
3